Revenue - Narrative (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 2,700
2024 to 2026
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	510
2027 to 2029
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	505
2030 to 2034
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	725
2035 and Thereafter
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 960